Contents of Significant Accounts - Purpose for Repurchase and Changes in Treasury Stock (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	400,000
Increase	480,000
Decrease	400,000
Ending balance	480,000	400,000
Transfer to employees [member]
Disclosure of classes of share capital [line items]
Beginning balance	400,000	400,000
Increase	0	0
Decrease	200,000	0
Ending balance	200,000	400,000
Maintain credit and stockholders' rights and interests [member]
Disclosure of classes of share capital [line items]
Beginning balance	0
Increase	480,000
Decrease	200,000
Ending balance	280,000	0